ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	January 31, 2017 $	April 30, 2016 $

Trade payables	157,250	307,316
Amounts due to related parties (Note 8)	200,799	189,501
Interest payable on promissory notes	286,667	526,320

Total accounts payable and accrued liabilities	644,716	1,023,137

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	April 30, 2016 $	April 30, 2015 $

Trade payables	307,316	383,977
Amounts due to related parties (Note 10)	189,501	175,789
Interest payable on promissory notes and second promissory notes	526,320	317,078

Total accounts payable and accrued liabilities	1,023,137	876,844